Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

The Company has evaluated its subsequent events from the balance sheet date. Other than as disclosed in Notes 7, 11 and 15, the Company has determined that there were no material subsequent events requiring adjustment to or disclosure in these consolidated financial statements.